BALANCE SHEET DETAILS - Schedule of Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other current liabilities:
Accrued contract costs	$ 140	$ 353
Warranty costs	90	91
Accrued professional fees	1,074	602
Accrued other taxes	1,063	1,087
Other	2,381	3,154
Total other current liabilities	$ 4,748	$ 5,287